Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PRUDENTIAL INVESTMENT PORTFOLIOS 9
Prospectus Date	rr_ProspectusDate	Jan. 31, 2014
Prudential International Real Estate Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	INVESTMENTOBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Fund is to seek capital appreciation and income.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the sales charges, fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and an eligible group of investors purchase, or agree to purchase in the future, $25,000 or more in shares of the Fund or other funds in the Prudential Investments family of funds. More information about these discounts is available from your financial professional and is explained in Reducing or Waiving Class A's Initial Sales Charge on page 26 of the Fund's Prospectus and in Rights of Accumulation on page 57 of the Fund's Statement of Additional Information (SAI).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses % (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2015
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 37% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	37.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and an eligible group of investors purchase, or agree to purchase in the future, $25,000 or more in shares of the Fund or other funds in the Prudential Investments family of funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year, that the Fund's operating expenses remain the same and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If Shares Are Redeemed
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If Shares Are Not Redeemed
Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its investment objective by investing in investments whose price will increase over time and which will pay the Fund dividends and other income, such as capital gains. The Fund normally invests at least 80% of its investable assets in equity-related securities of real estate companies, principally real estate investment trusts (REITs) and other real estate securities. Equity-related securities may include common stock, convertible securities, nonconvertible preferred stock, American Depositary Receipts (ADRs), warrants and other rights that can be exercised to obtain stock. REITs are pooled investment vehicles which invest primarily in income-producing real estate or loans related to real estate. The Fund invests primarily in non-U.S. issuers located in various countries outside the U.S., including non-U.S. issuers located in emerging markets, and expects to diversify broadly among developed and emerging countries throughout the world. The Fund may invest up to 20% of its investable assets in other securities, including fixed-income securities of real estate companies and equity and fixed-income securities of issuers that are not real estate companies. The Fund is nondiversified, meaning it may invest more than 5% of its assets in any one issuer. The Fund concentrates its investments (i.e., invests at least 25% of its assets) in the real estate sector.

While we make every effort to achieve the Fund's objective, we can't guarantee success.

The Fund will provide 60 days' prior written notice to shareholders of a change in its non-fundamental policy of investing at least 80% of its investable assets in the equity-related securities of real estate companies.

The assets of the Fund are managed by PREI®, otherwise known as Prudential Real Estate Investors, which is a business unit of Prudential Investment Management, Inc. and serves as the Fund's subadviser. The subadviser's approach to real estate investing is value-oriented based upon real estate fundamentals and assessments of management teams. The subadviser emphasizes both quantitative and qualitative investment analysis, and focuses on valuation relative to a company's underlying real estate assets as well as a company's on-going concern valuation. Through detailed company research that includes regular management visits, property tours and financial analysis, the subadviser analyzes the quality of real estate asset cash flows and sustainability and growth of company dividends. The subadviser also evaluates the company's strategy, management's track record, incentives and ability to create long term shareholder value. Only about 10% of institutional quality commercial real estate is publicly traded, and the subadviser believes public real estate securities managers need a firm understanding of the other 90%—the private real estate markets, to successfully add value.

		Decisions to sell portfolio securities are based on relative analysis which entails examination of a variety of factors. The decision to sell a security is based on the subadviser's assessment of relative risk adjusted return for the security.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All investments have risks to some degree. Please remember that an investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and is subject to investment risks, including possible loss of your original investment.

Market Events. The global financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities and unprecedented volatility in the markets. In response to the crisis, the U.S. government and the Federal Reserve, as well as certain foreign governments and their central banks have taken steps to support financial markets, including keeping interest rates low. The withdrawal of this support, failure of efforts in response to the crisis, or investor perception that such efforts are not succeeding could negatively affect financial markets generally as well as the value and liquidity of certain securities.

This environment could make identifying investment risks and opportunities especially difficult for the subadviser, and whether or not the Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the Fund's investments may be negatively affected. In addition, policy and legislative changes in the United States and other countries are changing many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Risk of Increase in Expenses. Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

Real Estate Risk. An investment in the Fund will be closely linked to the performance of the real estate markets. The value of real estate securities in general, and REITs in particular, is subject to the same risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying properties or the underlying loans or interests. The underlying loans may be subject to the risks of default or of prepayments that occur earlier or later than expected, and such loans may also include so-called "subprime" mortgages. The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property, interest rates and, with respect to REITs, the management skill and creditworthiness of the issuer. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties. REITs may be more volatile and/or more illiquid than other types of equity securities. The Fund will indirectly bear a portion of the expenses, including management fees, paid by each REIT in which it invests, in addition to the expenses of the Fund.

Real Estate Investment Trust (REIT) Risk. Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, may not be diversified geographically or by property/mortgage asset type, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs must also meet certain requirements under the Internal Revenue Code to avoid entity level tax and be eligible to pass-through certain tax attributes of their income to shareholders. REITs are consequently subject to the risk of failing to meet these requirements for favorable tax treatment and of failing to maintain their exemptions from registration under the 1940 Act. REITs are subject to the risks of changes in the Code affecting their tax status. REITs (especially mortgage REITs) are subject to interest rate risks. Small capitalization REITs may have limited financial resources, may trade less frequently and in limited volume and may be subject to more abrupt or erratic price movements than larger company securities. REITs may incur significant amounts of leverage. The Fund's investments in REITs may subject the Fund to duplicate management and/or advisory fees.

Although we try to invest wisely, all investments involve Risk. Because the Fund invests in real estate securities, including REITs, the Fund is subject to the risks of investing in the real estate industry, such as changes in general and local economic conditions, the supply and demand for real estate and changes in zoning and tax laws. Real estate companies, including REITs, utilize leverage (and some may be highly leveraged), which increases investment Risk. Since the Fund concentrates in the real estate industry, its holdings can vary significantly from broad market indexes. As a result, the Fund's performance can deviate from the performance of such indexes. Because we invest in stocks, there is the risk that the price of a particular stock we own could go down or pay lower-than-expected or no dividends. In addition to an individual stock losing value, the value of the equity markets or of companies comprising the real estate industry could go down.

Market Risk. The securities markets are volatile and the market prices of the Fund's securities may decline. Securities fluctuate in price based on changes in an issuer's financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Selection Risk. Selection risk is the risk that the securities selected by PREI will underperform the market, the relevant indices, or other funds with similar investment objectives and investment strategies. Individual REIT prices may drop because of the failure of borrowers to pay their loans, a dividend reduction, a disruption to the real estate investment sales market, changes in federal or state taxation policies affecting REITs, or poor management of a REIT.

Foreign Securities Risk. The Fund's investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional Risk. Foreign countries in which the Fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Fund's investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities.

The Fund may invest in the securities of foreign issuers in the form of Depositary Receipts or other securities convertible into securities of foreign issuers. The Fund may invest in unsponsored Depositary Receipts. The issuers of unsponsored Depositary Receipts are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the Depositary Receipts.

Emerging Markets Risk. The risks of non-U.S. investments are greater for investments in emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility. Emerging market countries may have policies that restrict investment by foreigners, or that prevent foreign investors from withdrawing their money at will.

Currency Risk. The Fund's net asset value could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

Liquidity Risk. The Fund may invest in instruments that trade in lower volumes and are less liquid than other investments. Liquidity risk exists when particular investments made by the Fund are difficult to purchase or sell. Liquidity risk also includes the risk that the Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund's value or prevent the Fund from being able to take advantage of other investment opportunities.

Nondiversification Risk. The Fund is nondiversified for purposes of the Investment Company Act of 1940 (the 1940 Act). This means that the Fund may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified fund. Investing in a nondiversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a nondiversified fund.

		For more information on the risks of investing in this Fund, including the risks of foreign securities, please see How the Fund Invests—Investment Risks in the Prospectus and Investment Risks and Considerations in the SAI.
Risk Lose Money [Text]	rr_RiskLoseMoney	and is subject to investment risks, including possible loss of your original investment.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Nondiversification Risk. The Fund is nondiversified for purposes of the Investment Company Act of 1940 (the 1940 Act). This means that the Fund may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified fund. Investing in a nondiversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a nondiversified fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Please remember that an investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency;
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund's Past Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart shows the Fund's performance for the indicated share class for each full calendar year of operations or for the last 10 calendar years, whichever is shorter. The bar chart and Average Annual Total Returns table demonstrate the risk of investing in the Fund by showing how returns can change from year to year and by showing how the Fund's average annual total returns for the share class compare with a broad-based securities market index and a group of similar mutual funds.

		Past performance (before and after taxes) does not mean that the Fund will achieve similar results in the future. Updated Fund performance information is available online at www.prudentialfunds.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and Average Annual Total Returns table demonstrate the risk of investing in the Fund by showing how returns can change from year to year and by showing how the Fund's average annual total returns for the share class compare with a broad-based securities market index and a group of similar mutual funds.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.prudentialfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not mean that the Fund will achieve similar results in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns % (Class A Shares)[1]
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	These annual total returns do not include sales charges. If the sales charges were included, the annual total returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:		Worst Quarter:
14.50%	1st Quarter 2012	-19.19%	3rd Quarter 2011

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns % (including sales charges) (as of 12-31-13)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for the indicated share class. After-tax returns for other classes will vary due to differing sales charges and expenses.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	° After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the indicated share class. After-tax returns for other classes will vary due to differing sales charges and expenses.
Prudential International Real Estate Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Maximum account fee (accounts under $10,000)	rr_MaximumAccountFee	15
Management fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
+ Other expenses	rr_OtherExpensesOverAssets	1.08%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	2.38%
- Fee waiver or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.78%)	[1]
= Net annual Fund operating expenses	rr_NetExpensesOverAssets	1.60%	[1]
1 Year	rr_ExpenseExampleYear01	704
3 Years	rr_ExpenseExampleYear03	1,181
5 Years	rr_ExpenseExampleYear05	1,684
10 Years	rr_ExpenseExampleYear10	3,061
1 Year	rr_ExpenseExampleNoRedemptionYear01	704
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,181
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,684
10 Years	rr_ExpenseExampleNoRedemptionYear10	3,061
2011	rr_AnnualReturn2011	(17.34%)	[2]
2012	rr_AnnualReturn2012	37.59%	[2]
2013	rr_AnnualReturn2013	2.03%	[2]
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.50%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.19%)
One Year	rr_AverageAnnualReturnYear01	(3.58%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.50%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 21, 2010
Prudential International Real Estate Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Maximum account fee (accounts under $10,000)	rr_MaximumAccountFee	15
Management fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
+ Other expenses	rr_OtherExpensesOverAssets	1.08%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	3.08%
- Fee waiver or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.73%)	[1]
= Net annual Fund operating expenses	rr_NetExpensesOverAssets	2.35%	[1]
1 Year	rr_ExpenseExampleYear01	738
3 Years	rr_ExpenseExampleYear03	1,183
5 Years	rr_ExpenseExampleYear05	1,652
10 Years	rr_ExpenseExampleYear10	3,102
1 Year	rr_ExpenseExampleNoRedemptionYear01	238
3 Years	rr_ExpenseExampleNoRedemptionYear03	883
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,552
10 Years	rr_ExpenseExampleNoRedemptionYear10	3,102
One Year	rr_AverageAnnualReturnYear01	(3.62%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.87%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 21, 2010
Prudential International Real Estate Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Maximum account fee (accounts under $10,000)	rr_MaximumAccountFee	15
Management fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
+ Other expenses	rr_OtherExpensesOverAssets	1.08%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	3.08%
- Fee waiver or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.73%)	[1]
= Net annual Fund operating expenses	rr_NetExpensesOverAssets	2.35%	[1]
1 Year	rr_ExpenseExampleYear01	338
3 Years	rr_ExpenseExampleYear03	883
5 Years	rr_ExpenseExampleYear05	1,552
10 Years	rr_ExpenseExampleYear10	3,342
1 Year	rr_ExpenseExampleNoRedemptionYear01	238
3 Years	rr_ExpenseExampleNoRedemptionYear03	883
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,552
10 Years	rr_ExpenseExampleNoRedemptionYear10	3,342
One Year	rr_AverageAnnualReturnYear01	1.15%
Since Inception	rr_AverageAnnualReturnSinceInception	5.11%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 21, 2010
Prudential International Real Estate Fund | Class Z
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Maximum account fee (accounts under $10,000)	rr_MaximumAccountFee	none
Management fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
+ Other expenses	rr_OtherExpensesOverAssets	1.08%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	2.08%
- Fee waiver or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.73%)	[1]
= Net annual Fund operating expenses	rr_NetExpensesOverAssets	1.35%	[1]
1 Year	rr_ExpenseExampleYear01	137
3 Years	rr_ExpenseExampleYear03	581
5 Years	rr_ExpenseExampleYear05	1,051
10 Years	rr_ExpenseExampleYear10	2,352
1 Year	rr_ExpenseExampleNoRedemptionYear01	137
3 Years	rr_ExpenseExampleNoRedemptionYear03	581
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,051
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,352
One Year	rr_AverageAnnualReturnYear01	2.40%
Since Inception	rr_AverageAnnualReturnSinceInception	5.53%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 21, 2010
Prudential International Real Estate Fund | Return After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(4.39%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.40%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 21, 2010
Prudential International Real Estate Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(1.79%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.41%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 21, 2010
Prudential International Real Estate Fund | FTSE EPRA/NAREIT Developed ex-U.S. Net Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	5.79%
Since Inception	rr_AverageAnnualReturnSinceInception	7.19%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2010
Prudential International Real Estate Fund | MSCI EAFE ND Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	22.78%
Since Inception	rr_AverageAnnualReturnSinceInception	8.17%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2010
Prudential International Real Estate Fund | Lipper Equity International Real Estate Funds Average (reflects no deduction for sales charges or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	2.63%
Since Inception	rr_AverageAnnualReturnSinceInception	5.74%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2010

[1]	The manager has contractually agreed through February 28, 2015 to limit net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, extraordinary and certain other expenses, such as taxes, interest, and brokerage commissions) of each class of shares to 1.35% of the Fund's average daily net assets. This expense cap may not be terminated prior to February 28, 2015 without the approval of the Fund's Board of Trustees. Separately, the distributor has contractually agreed through February 28, 2015 to limit the Fund's Class A distribution and service (12b-1) fees to .25% of the Fund's Class A average daily net assets. This waiver may not be terminated prior to February 28, 2015 without the approval of the Fund's Board of Trustees.
[2]	These annual total returns do not include sales charges. If the sales charges were included, the annual total returns would be lower than those shown. Without the expense cap in effect through February 28, 2015 and the distribution and service (12b-1) fee waiver, the annual returns would have been lower as well.